Cover	Nov. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2022
Current Fiscal Year End Date	--12-29
Entity File Number	001-38580
Entity Registrant Name	IAA, Inc.
Entity Central Index Key	0001745041
Entity Tax Identification Number	83-1030538
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	IAA, Inc.
Entity Address, Address Line Two	Two Westbrook Corporate Center
Entity Address, Address Line Three	Suite 500
Entity Address, City or Town	Westchester
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60154
City Area Code	708
Local Phone Number	492-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	IAA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false